Fair Value Measurements (Details Textual)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Investments and Fair Value Measurements (Textual)
Incremental discount rate premium due to lack of marketability	10.00%	10.00%